Goodwill and Intangible Assets - Schedule of Estimated Future Amortization Expense (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
2022	$ 48,599
2023	46,690
2024	45,125
2025	39,283
2026	35,558
Thereafter	6,054
Total amortization expense related to acquired intangible assets	221,371	$ 272,416	$ 325,082
Finite Lived [Member]
Finite-Lived Intangible Assets [Line Items]
Total amortization expense related to acquired intangible assets	$ 221,309